Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 29.3%
1,109,114	FHLMC, Pool# QC-5510	3.50%	07/01/2051	1,002,495
5,545,469	FHLMC, Pool# RA-6064	2.50%	09/01/2051	4,775,099
107,936	FHLMC STACR, Series 2015-HQ2 M3 (1 Month LIBOR USD + 3.25%)	6.33%	05/27/2025	108,121
546,376	FHMS, Series K-W03 X1#~	0.97%	06/25/2027	14,685
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	281,167
104,545	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	104,262
236,292	FHMS, Series Q-007 APT1#	3.57%	10/25/2047	236,026
1,620,000	FNMA, Pool# BS4700	2.43%	02/01/2032	1,332,907
72,333	FNMA, Pool# BK5105	5.50%	05/01/2048	72,798
108,290	FNMA, Pool# BK8032	5.50%	06/01/2048	109,529
24,424	FNMA, Pool# BN0202	5.50%	09/01/2048	24,377
73,863	FNMA, Pool# BN4936	5.50%	12/01/2048	73,732
73,901	FNMA, Pool# BN4921	5.50%	01/01/2049	73,768
2,899,189	FNMA, Pool# FM8754	3.00%	09/01/2051	2,559,097
2,328,188	FNMA, Pool# BT7699	4.00%	09/01/2051	2,233,167
2,902,848	FNMA, Pool# FS0491	3.50%	01/01/2052	2,618,960
2,647,024	FNMA, Pool# MA4565	3.50%	03/01/2052	2,388,298
621,474	GNMA, Pool# 781950X	4.50%	07/15/2035	609,422
736,386	GNMA, Pool# MA7106M	2.00%	01/20/2036	651,303
731,937	GNMA, Pool# MA7164M	2.00%	02/20/2036	648,669
2,986,705	GNMA, Pool# 783467X	4.00%	10/15/2041	2,876,175
1,167,948	GNMA, Pool# MA2754M	3.50%	04/20/2045	1,085,024
339,151	GNMA, Pool# MA7774M	6.00%	11/20/2051	364,305
568,933	GNMA REMIC Trust, Series 2020-167 EC	1.00%	02/20/2049	482,073
2,428,733	GNMA REMIC Trust, Series 2021-015 GC	1.00%	01/20/2051	1,933,351
920,153	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	759,903
1,343,418	GNMA REMIC Trust, Series 2021-158 JD	1.50%	09/20/2051	1,047,054
2,255,860	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	1,765,774
1,401,303	GNMA REMIC Trust, Series 2021-177 KD	2.00%	10/20/2051	1,183,008
1,913,792	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	1,630,297
4,015,540	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	3,192,567
15,200,000	GNMA, 2.00%, Due TBA October	2.00%	10/15/2052	12,675,968
14,300,000	GNMA, 2.50%, Due TBA October	2.50%	10/15/2052	12,305,541
8,600,000	GNMA, 3.00%, Due TBA October	3.00%	10/15/2052	7,604,953
2,400,000	GNMA, 3.50%, Due TBA October	3.50%	10/15/2052	2,184,000
13,624,000	GNMA, 4.00%, Due TBA October	4.00%	10/15/2052	12,725,668
2,600,000	GNMA, 4.50%, Due TBA October	4.50%	10/15/2052	2,489,094
1,250,000	GNMA, 5.00%, Due TBA October	5.00%	10/15/2052	1,224,084
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	3.52%	11/15/2034	198,820
Total Mortgage Backed Securities (Cost $95,738,862)				87,645,541

Foreign Government Bonds - 27.3%
10,200,000	Asian Development Bank	1.88%	03/15/2029	8,917,144
9,100,000	Council Of Europe Development Bank	3.00%	06/16/2025	8,789,421
3,150,000	European Investment Bank	2.88%	08/15/2023	3,112,703
24,655,000	European Investment Bank	1.38%	03/15/2027	21,869,521
22,405,000	Inter-American Development Bank	0.50%	05/24/2023	21,895,774
14,700,000	International Bank for Reconstruction & Development	0.63%	04/22/2025	13,388,086
3,920,000	International Finance Corp.	2.00%	10/24/2022	3,917,437
Total Foreign Government Bonds (Cost $84,666,334)				81,890,086

Corporate Bonds & Notes - 16.2%
3,655,000	AerCap Ireland Capital Ltd.	3.00%	10/29/2028	2,942,185
3,155,000	Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	2,985,435
3,570,000	Amphenol Corp.	2.80%	02/15/2030	3,005,648
3,730,000	Aptiv PLC	3.25%	03/01/2032	2,972,921
1,705,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,499,952
1,735,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	1,461,616
3,545,000	Crown Castle, Inc.	3.30%	07/01/2030	2,971,908
3,165,000	CVS Health Corp.	4.30%	03/25/2028	2,997,658
3,520,000	Equinix, Inc.	3.20%	11/18/2029	2,979,613
1,900,000	Ford Motor Co.	3.25%	02/12/2032	1,367,478
3,275,000	Fortis, Inc.	3.06%	10/04/2026	2,983,985
1,600,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,468,396
3,210,000	Marvell Technology, Inc.	4.88%	06/22/2028	3,016,157
3,195,000	NXP BV	3.88%	06/18/2026	2,986,857
3,895,000	PerkinElmer, Inc.	2.25%	09/15/2031	2,932,996
3,925,000	Physicians Realty L.P.	2.63%	11/01/2031	2,981,701
3,190,000	PVH Corp.	4.63%	07/10/2025	3,061,774
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	779,872
3,760,000	VMware, Inc.	1.80%	08/15/2028	2,985,914
Total Corporate Bonds & Notes (Cost $57,250,729)				48,382,066

Asset Backed Securities - 5.5%
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	476,516
2,650,000	CNH Equipment Trust, Series 2021-C B	1.41%	04/16/2029	2,369,982
165,255	Dext ABS LLC, Series 2020-1 A^	1.46%	02/16/2027	162,612
739,354	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	707,964
330,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	300,009
4,634	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	4,630
757,493	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	719,894
365,993	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	350,266
344,475	FREED ABS Trust, Series 2021-1CP B^	1.41%	03/20/2028	340,590
1,320,117	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	1,100,485
1,975,000	HPEFS Equipment Trust, Series 2021-2 B^	0.61%	09/20/2028	1,886,184
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	985,004
620,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	585,321
385,388	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + -0.55%)^	5.70%	02/25/2044	380,619
77,548	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	75,959
303,566	Oportun Funding XIII LLC, Series 2019-A A^	3.08%	08/08/2025	302,392
305,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	283,411
1,075,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,004,114
463,537	SoFi Consumer Loan Program Trust, Series 2021-1 A^	0.49%	09/25/2030	451,716
1,540,000	SoFi Consumer Loan Program Trust, Series 2021-1 B^	1.30%	09/25/2030	1,438,486
388,144	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	384,833
750,000	Tesla Auto Lease Trust, Series 2020-A C^	1.68%	02/20/2024	738,188
525,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	497,481
1,000,000	Verizon Owner Trust, Series 2019-B C	2.60%	12/20/2023	999,406
Total Asset Backed Securities (Cost $17,582,231)				16,546,062

Municipal Bonds - 3.3%
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,120,576
1,325,000	Colorado Health Facilities Authority	3.36%	12/01/2030	1,177,368
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	92,836
30,000	Los Angeles California Community College District	6.60%	08/01/2042	35,059
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	396,332
15,000	Maryland Community Development Administration	3.24%	09/01/2048	14,656
2,175,000	Metropolitan Atlanta Georgia Rapid Transit Authority	2.41%	07/01/2033	1,694,357
3,300,000	Metropolitan Pier & Exposition Authority	3.96%	12/15/2026	3,067,671
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	825,059
355,000	University of California	2.99%	05/15/2026	333,786
25,000	University of North Texas System	3.69%	04/15/2030	22,813
Total Municipal Bonds (Cost $11,383,515)				9,780,513

U.S. Treasury Notes - 19.4%
11,635,000	United States Treasury Note	0.13%	01/15/2024	11,030,980
2,560,000	United States Treasury Note	2.75%	05/15/2025	2,464,300
3,665,000	United States Treasury Note	0.88%	11/15/2030	2,920,547
4,255,000	United States Treasury Note	1.88%	02/15/2032	3,605,780
28,400,000	United States Treasury Note	1.63%	12/15/2022	28,314,869
1,560,000	United States Treasury Note	2.63%	04/15/2025	1,498,758
6,375,000	United States Treasury Note	2.75%	04/30/2027	6,021,138
2,290,000	United States Treasury Note	3.25%	06/30/2027	2,208,687
Total U.S. Treasury Notes (Cost $59,403,549)				58,065,059

Shares/Par Value
Short-Term Investments - 16.8%
Money Market Funds - 16.7%
50,188,485	First American Government Obligations Fund - Class Z, 2.74%#			50,188,485
U.S. Treasury Bills - 0.1%
250,000	United States Treasury Bill, 10/13/2022, 2.32%†			249,822
Total Short-Term Investments (Cost $50,438,293)				50,438,307
Total Investments - 117.8% (Cost $376,463,513)				352,747,634
Liabilities in Excess of Other Assets - (17.8)%				(53,363,558)
NET ASSETS - 100.0%				$299,384,076

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market fund, with a total market value of $50,188,485, was categorized as Level 1, while the Fund's investments in mortgage backed securities, foreign government bonds, corporate bonds & notes, asset backed securities, municipal bonds and U.S. Treasury Notes and Bills, with a total market value of $302,559,149, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	17	12/30/2022	$3,550,113	$3,491,641	$(58,472)
U.S. Treasury Long Bond Futures	42	12/20/2022	5,606,496	5,309,062	(297,434)
U.S. Treasury Ultra Bond Futures	292	12/20/2022	43,356,475	40,004,000	(3,352,475)
			$52,513,084	$48,804,703	$(3,708,381)

Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(71)	12/30/2022	$(7,836,236)	$(7,633,055)	$203,181
U.S. Treasury 10-Year Note Futures	(35)	12/20/2022	(4,066,408)	(3,922,187)	144,221
U.S. Treasury 10-Year Ultra Note Futures	(38)	12/20/2022	(4,732,761)	(4,502,406)	230,355
			$(16,635,405)	$(16,057,648)	$577,757

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.